Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Receivable [Abstract]
NOTES RECEIVABLE

NOTE 7 – NOTES RECEIVABLE

	As of
	September 30, 2025	December 31, 2024
Bank notes receivable:	$14,604,189	$21,377,522
Commercial notes receivable	1,860,145	1,359,178
Total	$16,464,334	$22,736,700

Bank notes and commercial notes are means of payment from customers for the purchase of the Company’s products and are issued by financial institutions or business entities, respectively, that entitle the Company to receive the full nominal amount from the issuers at maturity, which bear no interest and generally range from three to nine months from the date of issuance. As of September 30, 2025, the Company pledged notes receivable for an aggregate amount of $3.29 million to Bank of Hangzhou as a means of security for issuance of bank acceptance notes in an aggregate amount of $1.83 million. As of December 31, 2024, the Company pledged notes receivable for an aggregate amount of $13.85 million to Bank of Hangzhou as a means of security for issuance of bank acceptance notes in an aggregate amount of $12.86 million. The Company expects to collect notes receivable within 6 months after the issuance date of bank acceptance notes.

Due to the short term, high-quality credit rating of these commercial banks and no losses have occurred in history, for the nine months ended September 30, 2025 and 2024, the Company had no allowance for expected credit losses for notes receivable.

NOTE 7 – NOTES RECEIVABLE

	As of
	December 31, 2024	December 31, 2023
Bank notes receivable:	$21,377,522	$27,135,249
Commercial notes receivable	1,359,178	-
Total	$22,736,700	$27,135,249

Bank notes and commercial notes are means of payment from customers for the purchase of the Company’s products and are issued by financial institutions or business entities, respectively, that entitle the Company to receive the full nominal amount from the issuers at maturity, which bear no interest and generally range from three to nine months from the date of issuance. As of December 31, 2024, the Company pledged notes receivable for an aggregate amount of $13.85 million to Bank of Hangzhou as a means of security for issuance of bank acceptance notes in an aggregate amount of $12.86 million. As of December 31, 2023, the Company pledged notes receivable for an aggregate amount of $21.85 million to Bank of Hangzhou as a means of security for issuance of bank acceptance notes in an aggregate amount of $19.35 million. The Company expects to collect notes receivable within 6 months after the issuance date of bank acceptance notes.

Due to the short term, high-quality credit rating of these commercial banks and no losses have occurred in history, for the years ended December 31, 2024 and 2023, the Company had no allowance for expected credit losses for notes receivable.